Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 3,890	$ 5,002	$ 5,519
Accounts receivable, net	26	33	11
Deposits, prepaid expenses and other current assets	23,837	30,652	2,658
Total current assets	27,753	35,687	8,188
Non-current assets
Property and equipment, net	54	70	155
Intangible assets, net	634	815	741
Investment in joint ventures	1,360	1,749
Total non-current assets	2,048	2,634	896
TOTAL ASSETS	29,801	38,321	9,084
Current liabilities
Accounts payable	3,851	4,951	4,075
Accrued expenses and other current liabilities	1,034	1,329	974
Operating lease obligations	46	59	76
Total current liabilities	4,931	6,339	5,125
Non-current liabilities
Operating lease obligation			59
Deferred tax liabilities			32
Total non-current liabilities			91
TOTAL LIABILITIES	4,931	6,339	5,216
Commitment and Contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0002 of nominal or par value, 175,000,000 Class A shares and 75,000,000 Class B shares authorized, 12,571,044 Class A shares as of December 31, 2023 (2022: 8,159,166) and 3,542,400 Class B shares issued and outstanding for both periods	25	32	7
Additional paid-in capital	73,313	94,273	48,397
Accumulated deficit	(48,402)	(62,238)	(44,543)
Foreign currency translation reserve	(177)	(228)	111
Deficit attributable to owners of the Company	24,759	31,839	3,972
Non-controlling interests	111	143	(104)
Total shareholders' deficit	24,870	31,982	3,868
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 29,801	$ 38,321	$ 9,084